FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Notional	R$ 4,590,000
Derivative instrument, Fair value	(112,485)
Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Derivative instrument, Fair value	R$ (2,312)
Non-deliverable forward [member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	EUR
Liabilities	BRL
Maturity	1st Qtr. 2023
Notional	R$ 88,000
Exercise rate | Number	5.7452
Derivative instrument, Fair value	R$ (2,059)
Futures B 3 [Member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	BRL
Maturity	1st Qtr. 2023
Notional	R$ 90,000
Exercise rate | Number	5.3240
Derivative instrument, Fair value	R$ 3,939
Nondeliverable Forward [Member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	TRY
Maturity	1st Qtr. 2023
Notional	R$ 30,000
Exercise rate | Number	19.2285
Derivative instrument, Fair value	R$ (1,294)
Nondeliverable Forward Two [Member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	TRY
Maturity	2nd Qtr. 2023
Notional	R$ 10,000
Exercise rate | Number	20.0300
Derivative instrument, Fair value	R$ (2,898)